Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	1.837%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$934,755.69

Principal:
Principal Collections	$11,480,232.42
Prepayments in Full	$5,273,918.08
Liquidation Proceeds	$306,923.05
Recoveries	$10,263.01
Sub Total	$17,071,336.56
Collections	$18,006,092.25

Purchase Amounts:
Purchase Amounts Related to Principal	$346,452.62
Purchase Amounts Related to Interest	$1,417.30
Sub Total	$347,869.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,353,962.17

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,353,962.17
Servicing Fee	$306,630.94	$306,630.94	$0.00	$0.00	$18,047,331.23
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,047,331.23
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,047,331.23
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,047,331.23
Interest - Class A-3 Notes	$195,022.83	$195,022.83	$0.00	$0.00	$17,852,308.40
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$17,699,014.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,699,014.40
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$17,646,134.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,646,134.65
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$17,606,509.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,606,509.32
Regular Principal Payment	$16,551,956.01	$16,551,956.01	$0.00	$0.00	$1,054,553.31
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,054,553.31
Residual Released to Depositor	$0.00	$1,054,553.31	$0.00	$0.00	$0.00
Total		$18,353,962.17

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,551,956.01
Total					$16,551,956.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,551,956.01	$55.17	$195,022.83	$0.65	$16,746,978.84	$55.82
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$16,551,956.01	$15.73	$440,821.91	$0.42	$16,992,777.92	$16.15

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$165,976,878.53	0.5532563	$149,424,922.52	0.4980831
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$324,306,878.53	0.3082384	$307,754,922.52	0.2925066

Pool Information
Weighted Average APR	3.178%	3.172%
Weighted Average Remaining Term	34.60	33.79
Number of Receivables Outstanding	25,778	25,134
Pool Balance	$367,957,132.44	$350,142,273.46
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$345,349,433.52	$328,797,477.51
Pool Factor	0.3272709	0.3114259

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$5,621,599.30
Yield Supplement Overcollateralization Amount	$21,344,795.95
Targeted Overcollateralization Amount	$42,387,350.94
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$42,387,350.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$407,332.81
(Recoveries)		76	$10,263.01
Net Loss for Current Collection Period			$397,069.80
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.2949%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9049%
Second Prior Collection Period			0.8440%
Prior Collection Period			1.3988%
Current Collection Period			1.3271%
Four Month Average (Current and Prior Three Collection Periods)			1.1187%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,450	$8,455,776.63
(Cumulative Recoveries)			$876,431.67
Cumulative Net Loss for All Collection Periods			$7,579,344.96
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6741%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,451.34
Average Net Loss for Receivables that have experienced a Realized Loss			$3,093.61

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.59%	326	$5,572,455.81
61-90 Days Delinquent	0.26%	44	$909,150.30
91-120 Days Delinquent	0.06%	9	$225,387.82
Over 120 Days Delinquent	0.10%	21	$346,731.95
Total Delinquent Receivables	2.01%	400	$7,053,725.88

Repossession Inventory:
Repossessed in the Current Collection Period		22	$399,555.52
Total Repossessed Inventory		34	$650,433.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2913%
Prior Collection Period			0.2832%
Current Collection Period			0.2944%
Three Month Average			0.2896%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4230%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	28

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer